Property and Equipment, Net	12 Months Ended
Dec. 31, 2024
Property and Equipment, Net
5. Property and Equipment, Net
Property and equipment, net, as of December 31, 2024 and 2023, consisted of the following (in thousands):

	As of December 31,
	2024	2023
Lab equipment	$—	$3,063
Computer equipment	53	57
Furniture and fixtures	61	68
Leasehold improvements	227	3,298

	341	6,486
Less: accumulated depreciation and amortization	(333)	(3,152)

Property and equipment, net	$8	$3,334

Depreciation and amortization expense was $1.1 million and $2.4 million for the years ended December 31, 2024 and 2023, respectively.

IKENA ONCOLOGY INC
Property and Equipment, Net
5. PROPERTY AND EQUIPMENT, NET
Property and equipment consisted of the following (in thousands):

	December 31,
	2024	2023
Property and equipment:
Leasehold improvements	$1,219	$1,219
Electronic equipment and software	408	454
Furniture and fixtures	411	411
Lab equipment	—	2,988

Total property and equipment	2,038	5,072
Less: accumulated depreciation	(1,445)	(2,737)

Property and equipment, net	$593	$2,335

During the year ended December 31, 2024, the Company sold or disposed of lab and other equipment with a gross book value of $3.0 million and accumulated depreciation of $1.8 million. The Company received proceeds of $0.4 million and recorded an impairment on assets held for sale of $0.7 million and a loss on disposal of $0.1 million.
Depreciation expense for the years ended December 31, 2024 and 2023 was $0.5 million and $1.0 million, respectively.